Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	47,865.46
Total Offset Amount	47,865.46
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 346,600,000.00
Final Prospectus	true